Amortization and Depreciation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Amortization and Depreciation
11. Amortization and Depreciation
Amortization and depreciation is summarized as follows:

Amortization, Depreciation and Impairment	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Amortization of intangible assets	1,267	215	40
Depreciation of property, plant, and equipment	1,994	823	587
Depreciation of right-of-use assets	1,257	805	490
Total	4,518	1,843	1,117